Distribution Date:	11/10/23	Deutsche Mortgage & Asset Receiving Corporation
Determination Date:	11/06/23
Next Distribution Date:	12/12/23
Record Date:	10/31/23	CD 2016-CD2 Mortgage Trust
Series 2016-CD2

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5-7
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Exchangeable Certificate Factor Detail	8
			1901 Harrison Street | Oakland, CA 94612 | United States
Additional Information	9	Special Servicer	KeyBank National Association
Bond / Collateral Reconciliation - Cash Flows	10		Mike Jenkins	(913) 317-4875	KeyBank_Notices@KeyBank.com
Bond / Collateral Reconciliation - Balances	11		11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Current Mortgage Loan and Property Stratification	12-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Mortgage Loan Detail (Part 1)	17-18
			David Rodgers	(212) 230-9090
Mortgage Loan Detail (Part 2)	19-20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Principal Prepayment Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	23				trustadministrationgroup@computershare.com
Collateral Stratification and Historical Detail	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	25	Controlling Class Rep.	Och-Ziff Capital Investments, L.L.C.
Specially Serviced Loan Detail - Part 2	26		-
Modified Loan Detail	27
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	28
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	29
			1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12515ABA7	1.848000%	17,465,263.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12515ABB5	3.037000%	69,061,053.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12515ABC3	3.348000%	34,742,105.00	21,819,163.79	563,194.58	60,875.47	0.00	0.00	624,070.05	21,255,969.21	33.95%	30.00%
A-3	12515ABD1	3.248000%	252,631,579.00	239,074,224.52	0.00	647,094.23	0.00	0.00	647,094.23	239,074,224.52	33.95%	30.00%
A-4	12515ABE9	3.526000%	308,873,684.00	308,873,684.00	0.00	907,573.84	0.00	0.00	907,573.84	308,873,684.00	33.95%	30.00%
A-M	12515ABG4	3.668000%	39,015,789.00	39,015,789.00	0.00	119,258.26	0.00	0.00	119,258.26	39,015,789.00	29.43%	26.00%
B	12515ABH2	3.879000%	76,811,579.00	76,811,579.00	0.00	248,293.43	0.00	0.00	248,293.43	76,811,579.00	20.51%	18.13%
C	12515ABJ8	4.110370%	42,673,684.00	42,673,684.00	0.00	146,170.54	0.00	0.00	146,170.54	42,673,684.00	15.56%	13.75%
D	12515AAN0	2.860370%	57,304,211.00	57,304,211.00	0.00	76,148.30	0.00	0.00	76,148.30	57,304,211.00	8.91%	7.88%
E	12515AAQ3	2.750000%	28,043,158.00	28,043,158.00	0.00	0.00	0.00	0.00	0.00	28,043,158.00	5.66%	5.00%
F	12515AAS9	2.750000%	10,972,632.00	10,972,632.00	0.00	0.00	0.00	0.00	0.00	10,972,632.00	4.39%	3.88%
G	12515AAU4	2.750000%	37,797,120.00	37,797,120.00	0.00	0.00	0.00	0.00	0.00	37,797,120.00	0.00%	0.00%
S	12515AAW0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12515AAY6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			975,391,857.00	862,385,245.31	563,194.58	2,205,414.07	0.00	0.00	2,768,608.65	861,822,050.73

X-A	12515ABF6	0.690822%	721,789,473.00	608,782,861.31	0.00	350,467.35	0.00	0.00	350,467.35	608,219,666.73
X-B	12515AAA8	0.231370%	76,811,579.00	76,811,579.00	0.00	14,809.93	0.00	0.00	14,809.93	76,811,579.00
X-D	12515AAE0	1.250000%	57,304,211.00	57,304,211.00	0.00	59,691.89	0.00	0.00	59,691.89	57,304,211.00
X-E	12515AAG5	1.360370%	28,043,158.00	28,043,158.00	0.00	31,790.90	0.00	0.00	31,790.90	28,043,158.00
X-F	12515AAJ9	1.360370%	10,972,632.00	10,972,632.00	0.00	12,439.04	0.00	0.00	12,439.04	10,972,632.00
X-G	12515AAL4	1.360370%	37,797,120.00	37,797,120.00	0.00	42,848.40	0.00	0.00	42,848.40	37,797,120.00
Notional SubTotal			932,718,173.00	819,711,561.31	0.00	512,047.51	0.00	0.00	512,047.51	819,148,366.73

Deal Distribution Total					563,194.58	2,717,461.58	0.00	0.00	3,280,656.16

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12515ABA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12515ABB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12515ABC3	628.03229079	16.21072126	1.75221018	0.00000000	0.00000000	0.00000000	0.00000000	17.96293143	611.82156953
A-3	12515ABD1	946.33547186	0.00000000	2.56141466	0.00000000	0.00000000	0.00000000	0.00000000	2.56141466	946.33547186
A-4	12515ABE9	1,000.00000000	0.00000000	2.93833333	0.00000000	0.00000000	0.00000000	0.00000000	2.93833333	1,000.00000000
A-M	12515ABG4	1,000.00000000	0.00000000	3.05666662	0.00000000	0.00000000	0.00000000	0.00000000	3.05666662	1,000.00000000
B	12515ABH2	1,000.00000000	0.00000000	3.23250001	0.00000000	0.00000000	0.00000000	0.00000000	3.23250001	1,000.00000000
C	12515ABJ8	1,000.00000000	0.00000000	3.42530868	0.00000000	0.00000000	0.00000000	0.00000000	3.42530868	1,000.00000000
D	12515AAN0	1,000.00000000	0.00000000	1.32884301	1.05479875	14.77797906	0.00000000	0.00000000	1.32884301	1,000.00000000
E	12515AAQ3	1,000.00000000	0.00000000	0.00000000	2.29166665	80.20832069	0.00000000	0.00000000	0.00000000	1,000.00000000
F	12515AAS9	1,000.00000000	0.00000000	0.00000000	2.29166712	80.20834928	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12515AAU4	1,000.00000000	0.00000000	0.00000000	2.29166667	81.79305619	0.00000000	0.00000000	0.00000000	1,000.00000000
S	12515AAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12515AAY6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12515ABF6	843.43549481	0.00000000	0.48555342	0.00000000	0.00000000	0.00000000	0.00000000	0.48555342	842.65521940
X-B	12515AAA8	1,000.00000000	0.00000000	0.19280856	0.00000000	0.00000000	0.00000000	0.00000000	0.19280856	1,000.00000000
X-D	12515AAE0	1,000.00000000	0.00000000	1.04166673	0.00000000	0.00000000	0.00000000	0.00000000	1.04166673	1,000.00000000
X-E	12515AAG5	1,000.00000000	0.00000000	1.13364194	0.00000000	0.00000000	0.00000000	0.00000000	1.13364194	1,000.00000000
X-F	12515AAJ9	1,000.00000000	0.00000000	1.13364232	0.00000000	0.00000000	0.00000000	0.00000000	1.13364232	1,000.00000000
X-G	12515AAL4	1,000.00000000	0.00000000	1.13364193	0.00000000	0.00000000	0.00000000	0.00000000	1.13364193	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	10/01/23 - 10/30/23	30	0.00	60,875.47	0.00	60,875.47	0.00	0.00	0.00	60,875.47	0.00
A-3	10/01/23 - 10/30/23	30	0.00	647,094.23	0.00	647,094.23	0.00	0.00	0.00	647,094.23	0.00
A-4	10/01/23 - 10/30/23	30	0.00	907,573.84	0.00	907,573.84	0.00	0.00	0.00	907,573.84	0.00
X-A	10/01/23 - 10/30/23	30	0.00	350,467.35	0.00	350,467.35	0.00	0.00	0.00	350,467.35	0.00
A-M	10/01/23 - 10/30/23	30	0.00	119,258.26	0.00	119,258.26	0.00	0.00	0.00	119,258.26	0.00
X-B	10/01/23 - 10/30/23	30	0.00	14,809.93	0.00	14,809.93	0.00	0.00	0.00	14,809.93	0.00
X-D	10/01/23 - 10/30/23	30	0.00	59,691.89	0.00	59,691.89	0.00	0.00	0.00	59,691.89	0.00
X-E	10/01/23 - 10/30/23	30	0.00	31,790.90	0.00	31,790.90	0.00	0.00	0.00	31,790.90	0.00
X-F	10/01/23 - 10/30/23	30	0.00	12,439.04	0.00	12,439.04	0.00	0.00	0.00	12,439.04	0.00
X-G	10/01/23 - 10/30/23	30	0.00	42,848.40	0.00	42,848.40	0.00	0.00	0.00	42,848.40	0.00
B	10/01/23 - 10/30/23	30	0.00	248,293.43	0.00	248,293.43	0.00	0.00	0.00	248,293.43	0.00
C	10/01/23 - 10/30/23	30	0.00	146,170.54	0.00	146,170.54	0.00	0.00	0.00	146,170.54	0.00
D	10/01/23 - 10/30/23	30	786,396.01	136,592.72	0.00	136,592.72	60,444.41	0.00	0.00	76,148.30	846,840.43
E	10/01/23 - 10/30/23	30	2,185,029.05	64,265.57	0.00	64,265.57	64,265.57	0.00	0.00	0.00	2,249,294.61
F	10/01/23 - 10/30/23	30	854,951.07	25,145.62	0.00	25,145.62	25,145.62	0.00	0.00	0.00	880,096.70
G	10/01/23 - 10/30/23	30	3,004,923.56	86,618.40	0.00	86,618.40	86,618.40	0.00	0.00	0.00	3,091,541.96
Totals			6,831,299.69	2,953,935.59	0.00	2,953,935.59	236,474.00	0.00	0.00	2,717,461.58	7,067,773.70

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-1 (Cert)	12515ABA7	N/A	16,592,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-1 (EC)	N/A	N/A	873,263.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2 (Cert)	12515ABB5	N/A	65,608,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2 (EC)	N/A	N/A	3,453,053.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB (Cert)	12515ABC3	3.348000%	33,005,000.00	20,728,205.75	535,034.85	57,831.69	0.00	0.00	592,866.54	20,193,170.90
A-SB (EC)	N/A	3.348000%	1,737,105.00	1,090,958.03	28,159.72	3,043.77	0.00	0.00	31,203.49	1,062,798.31
A-3 (Cert)	12515ABD1	3.248000%	240,000,000.00	227,120,513.25	0.00	614,739.52	0.00	0.00	614,739.52	227,120,513.25
A-3 (EC)	N/A	3.248000%	12,631,579.00	11,953,711.27	0.00	32,354.71	0.00	0.00	32,354.71	11,953,711.27
A-4 (Cert)	12515ABE9	3.526000%	293,430,000.00	293,430,000.00	0.00	862,195.15	0.00	0.00	862,195.15	293,430,000.00
A-4 (EC)	N/A	3.526000%	15,443,684.00	15,443,684.00	0.00	45,378.69	0.00	0.00	45,378.69	15,443,684.00
X-A (Cert)	12515ABF6	0.690822%	685,700,000.00	578,343,719.00	0.00	332,943.98	0.00	0.00	332,943.98	577,808,684.15
X-A (EC)	N/A	0.690822%	36,089,473.00	30,439,142.31	0.00	17,523.37	0.00	0.00	17,523.37	30,410,982.58
A-M (Cert)	12515ABG4	3.668000%	37,065,000.00	37,065,000.00	0.00	113,295.35	0.00	0.00	113,295.35	37,065,000.00
A-M (EC)	N/A	3.668000%	1,950,789.00	1,950,789.00	0.00	5,962.91	0.00	0.00	5,962.91	1,950,789.00
X-B (Cert)	12515AAA8	0.231370%	72,971,000.00	72,971,000.00	0.00	14,069.43	0.00	0.00	14,069.43	72,971,000.00
X-B (EC)	N/A	0.231370%	3,840,579.00	3,840,579.00	0.00	740.50	0.00	0.00	740.50	3,840,579.00
X-D (Cert)	12515AAE0	1.250000%	54,439,000.00	54,439,000.00	0.00	56,707.29	0.00	0.00	56,707.29	54,439,000.00
X-D (EC)	N/A	1.250000%	2,865,211.00	2,865,211.00	0.00	2,984.59	0.00	0.00	2,984.59	2,865,211.00
X-E (Cert)	12515AAG5	1.360370%	26,641,000.00	26,641,000.00	0.00	30,201.35	0.00	0.00	30,201.35	26,641,000.00
X-E (EC)	N/A	1.360370%	1,402,158.00	1,402,158.00	0.00	1,589.55	0.00	0.00	1,589.55	1,402,158.00
X-F (Cert)	12515AAJ9	1.360370%	10,424,000.00	10,424,000.00	0.00	11,817.08	0.00	0.00	11,817.08	10,424,000.00
X-F (EC)	N/A	1.360370%	548,632.00	548,632.00	0.00	621.95	0.00	0.00	621.95	548,632.00
X-G (Cert)	12515AAL4	1.360370%	35,907,264.00	35,907,264.00	0.00	40,705.98	0.00	0.00	40,705.98	35,907,264.00
X-G (EC)	N/A	1.360370%	1,889,856.00	1,889,856.00	0.00	2,142.42	0.00	0.00	2,142.42	1,889,856.00
B (Cert)	12515ABH2	3.879000%	72,971,000.00	72,971,000.00	0.00	235,878.76	0.00	0.00	235,878.76	72,971,000.00
B (EC)	N/A	3.879000%	3,840,579.00	3,840,579.00	0.00	12,414.67	0.00	0.00	12,414.67	3,840,579.00
C (Cert)	12515ABJ8	4.110370%	40,540,000.00	40,540,000.00	0.00	138,862.01	0.00	0.00	138,862.01	40,540,000.00
C (EC)	N/A	4.110370%	2,133,684.00	2,133,684.00	0.00	7,308.53	0.00	0.00	7,308.53	2,133,684.00
D (Cert)	12515AAN0	2.860370%	54,439,000.00	54,439,000.00	0.00	72,340.89	0.00	0.00	72,340.89	54,439,000.00
D (EC)	N/A	2.860370%	2,865,211.00	2,865,211.00	0.00	3,807.42	0.00	0.00	3,807.42	2,865,211.00
E (Cert)	12515AAQ3	2.750000%	26,641,000.00	26,641,000.00	0.00	0.00	0.00	0.00	0.00	26,641,000.00
E (EC)	N/A	2.750000%	1,402,158.00	1,402,158.00	0.00	0.00	0.00	0.00	0.00	1,402,158.00
F (Cert)	12515AAS9	2.750000%	10,424,000.00	10,424,000.00	0.00	0.00	0.00	0.00	0.00	10,424,000.00
F (EC)	N/A	2.750000%	548,632.00	548,632.00	0.00	0.00	0.00	0.00	0.00	548,632.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance	Principal Distribution	Interest Distribution	Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
G (Cert)	12515AAU4	2.750000%	35,907,264.00	35,907,264.00	0.00	0.00	0.00	0.00	0.00	35,907,264.00
G (EC)	N/A	2.750000%	1,889,856.00	1,889,856.00	0.00	0.00	0.00	0.00	0.00	1,889,856.00
S (Cert)	12515AAW0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
S (EC)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			1,908,110,030.00	1,682,096,806.61	563,194.57	2,717,461.56	0.00	0.00	3,280,656.13	1,680,970,417.46
								Exchangeable Certificate Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance	Principal Distribution Interest Distribution		Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
V1-A	12515ABK5	4.110370%	10,927,942.00	9,217,014.48	8,526.81	31,571.12	0.00	0.00	40,097.93	9,208,487.67
V1-B	12515ABL3	4.110370%	1,162,932.00	1,162,932.00	0.00	3,983.40	0.00	0.00	3,983.40	1,162,932.00
V1-C	12515ABW9	4.110370%	646,082.00	646,082.00	0.00	2,213.03	0.00	0.00	2,213.03	646,082.00
V1-D	12515ABQ2	4.110370%	867,589.00	867,589.00	0.00	2,056.63	0.00	0.00	2,056.63	867,589.00
V1-E	12515ABS8	4.110370%	1,162,952.00	1,162,952.00	0.00	1,318.37	0.00	0.00	1,318.37	1,162,952.00
V2	12515ABU3	4.110370%	34,002,096.00	30,062,692.83	19,632.92	94,730.53	0.00	0.00	114,363.45	30,043,059.91
Exchangeable Certificates Total			48,769,593.00	43,119,262.31	28,159.73	135,873.08	0.00	0.00	164,032.81	43,091,102.58

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 31

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
V1-A	12515ABK5	843.43552336	0.78027592	2.88902705	0.00000000	0.00000000	0.00000000	0.00000000	3.66930297	842.65524744
V1-B	12515ABL3	1,000.00000000	0.00000000	3.42530776	0.00000000	0.00000000	0.00000000	0.00000000	3.42530776	1,000.00000000
V1-C	12515ABW9	1,000.00000000	0.00000000	3.42530824	0.00000000	0.00000000	0.00000000	0.00000000	3.42530824	1,000.00000000
V1-D	12515ABQ2	1,000.00000000	0.00000000	2.37051184	1.05479668	14.77797667	0.00000000	0.00000000	2.37051184	1,000.00000000
V1-E	12515ABS8	1,000.00000000	0.00000000	1.13364094	2.29166810	80.98816632	0.00000000	0.00000000	1.13364094	1,000.00000000
V2	12515ABU3	884.14234317	0.57740323	2.78602031	0.24244005	7.24608742	0.00000000	0.00000000	3.36342354	883.56493994

© 2021 Computershare. All rights reserved. Confidential.										Page 8 of 31

	Additional Information
Total Available Distribution Amount (1)	3,280,656.16
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 9 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,966,526.64	Master Servicing Fee	5,307.05
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,685.48
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	371.30
ARD Interest	0.00	Operating Advisor Fee	1,937.21
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,966,526.64	Total Fees	12,591.05

Principal		Expenses/Reimbursements
Scheduled Principal	563,194.58	Reimbursement for Interest on Advances	291.86
Unscheduled Principal Collections		ASER Amount	220,036.31
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	16,145.83
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	563,194.58	Total Expenses/Reimbursements	236,474.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,717,461.58
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	563,194.58
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,280,656.16
Total Funds Collected	3,529,721.22	Total Funds Distributed	3,529,721.21

© 2021 Computershare. All rights reserved. Confidential.			Page 10 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	862,385,245.50	862,385,245.50	Beginning Certificate Balance	862,385,245.31
(-) Scheduled Principal Collections	563,194.58	563,194.58	(-) Principal Distributions	563,194.58
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	861,822,050.92	861,822,050.92	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	862,450,447.41	862,450,447.41	Ending Certificate Balance	861,822,050.73
Ending Actual Collateral Balance	861,882,708.02	861,882,708.02

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.19)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.19)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.11%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 11 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	64,895,323.33	7.53%	33	3.9209	NAP	Defeased	4	64,895,323.33	7.53%	33	3.9209	NAP
7,499,999 or less	4	22,808,444.64	2.65%	34	4.3355	1.904211	1.39 or less	5	140,160,514.10	16.26%	31	4.3261	1.018071
7,500,000 to 14,999,999	5	50,430,382.75	5.85%	33	4.1352	2.684786	1.40 to 1.44	1	23,264,568.45	2.70%	21	4.6100	1.440000
15,000,000 to 24,999,999	6	116,535,404.60	13.52%	32	4.3760	1.584471	1.45 to 1.54	1	38,662,446.93	4.49%	35	4.4500	1.478200
25,000,000 to 49,999,999	9	347,152,495.60	40.28%	33	4.0583	2.352057	1.55 to 1.99	5	149,465,232.25	17.34%	35	3.9749	1.767211
50,000,000 to 74,999,999	3	160,000,000.00	18.57%	35	3.4804	2.386144	2.00 to 2.49	6	162,786,432.35	18.89%	36	4.1428	2.104298
75,000,000 or greater	1	100,000,000.00	11.60%	36	4.0500	2.036400	2.50 to 2.99	6	130,087,533.51	15.09%	33	3.6833	2.778499
Totals	32	861,822,050.92	100.00%	34	3.9945	2.225717	3.00 or greater	4	152,500,000.00	17.70%	35	3.6381	3.697956
							Totals	32	861,822,050.92	100.00%	34	3.9945	2.225717
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 31

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	4	64,895,323.33	7.53%	33	3.9209	NAP
							Defeased	4	64,895,323.33	7.53%	33	3.9209	NAP
Colorado	1	4,296,026.85	0.50%	35	4.2170	2.683300
							Industrial	4	108,058,713.63	12.54%	36	4.1657	3.179752
Florida	1	8,776,207.17	1.02%	36	4.6200	2.268900
							Lodging	2	17,107,950.93	1.99%	36	4.7661	2.150313
Illinois	1	69,793,705.29	8.10%	21	4.6100	1.312300
							Mixed Use	3	120,046,026.85	13.93%	36	4.0796	1.852281
Kentucky	1	23,058,713.63	2.68%	36	4.1940	2.042000
							Office	8	328,962,740.70	38.17%	32	3.7548	2.331643
Maryland	1	15,500,000.00	1.80%	36	3.8500	2.435000
							Retail	10	215,631,527.67	25.02%	34	4.1740	1.695647
Michigan	3	52,119,767.79	6.05%	28	4.2378	2.870223
							Self Storage	2	7,119,767.79	0.83%	36	4.4200	2.429200
Minnesota	1	3,539,241.06	0.41%	32	4.7500	1.799800
							Totals	33	861,822,050.92	100.00%	34	3.9945	2.225717
New Jersey	1	38,662,446.93	4.49%	35	4.4500	1.478200

New York	10	471,630,662.22	54.72%	35	3.7899	2.309700

North Dakota	1	4,199,099.36	0.49%	32	4.7500	1.799800

Oregon	1	40,791,506.66	4.73%	36	3.5220	2.588100

Pennsylvania	1	14,181,392.93	1.65%	36	4.1580	3.488400

South Carolina	1	8,331,743.76	0.97%	35	4.9200	2.025400

Texas	2	32,311,159.06	3.75%	35	4.4665	1.405197

Wisconsin	3	9,735,054.86	1.13%	32	4.7500	1.799800

Totals	33	861,822,050.92	100.00%	34	3.9945	2.225717

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	64,895,323.33	7.53%	33	3.9209	NAP	Defeased	4	64,895,323.33	7.53%	33	3.9209	NAP
	4.4999% or less	22	671,062,948.83	77.87%	35	3.8821	2.346940	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	4	100,058,639.72	11.61%	25	4.5873	1.420677	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	2	25,805,139.04	2.99%	33	4.8049	1.872640	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	32	861,822,050.92	100.00%	34	3.9945	2.225717	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	28	796,926,727.59	92.47%	34	4.0005	2.215284
								Totals	32	861,822,050.92	100.00%	34	3.9945	2.225717
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	64,895,323.33	7.53%	33	3.9209	NAP	Defeased	4	64,895,323.33	7.53%	33	3.9209	NAP
	60 months or less	28	796,926,727.59	92.47%	34	4.0005	2.215284	Interest Only	15	505,142,650.00	58.61%	35	3.8101	2.479304
61 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	61 months to 114 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	32	861,822,050.92	100.00%	34	3.9945	2.225717	115 months or greater	13	291,784,077.59	33.86%	32	4.3301	1.758207
								Totals	32	861,822,050.92	100.00%	34	3.9945	2.225717
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 15 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	64,895,323.33	7.53%	33	3.9209	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		7	190,764,568.45	22.14%	31	3.8665	3.007639	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	19	538,688,763.86	62.51%	34	4.0232	2.066805	Totals	0	0.00	0.00%	0	0.0000	0.000000
	12 months to 24 months	1	17,473,395.28	2.03%	32	4.7500	1.799800
	24 months or greater	1	50,000,000.00	5.80%	36	4.0055	0.937100
	Totals	32	861,822,050.92	100.00%	34	3.9945	2.225717
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 16 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	304101679	MU	New York	NY	Actual/360	4.050%	348,750.00	0.00	0.00	N/A	11/06/26	--	100,000,000.00	100,000,000.00	11/06/23
2	304101690	IN	Various	Various	Actual/360	4.158%	152,171.25	0.00	0.00	N/A	11/01/26	--	42,500,000.00	42,500,000.00	11/01/23
2A	304101691				Actual/360	4.158%	152,171.25	0.00	0.00	N/A	11/01/26	--	42,500,000.00	42,500,000.00	11/01/23
3	656120571	RT	New York	NY	Actual/360	4.005%	172,459.03	0.00	0.00	N/A	11/06/26	--	50,000,000.00	50,000,000.00	09/06/20
3A	656120576				Actual/360	4.005%	86,229.51	0.00	0.00	N/A	11/06/26	--	25,000,000.00	25,000,000.00	09/06/20
4	656100530	OF	Chicago	IL	Actual/360	4.610%	184,992.10	71,628.98	0.00	N/A	08/06/25	--	46,600,765.84	46,529,136.86	11/06/23
4A	656100532				Actual/360	4.610%	92,496.05	35,814.49	0.00	N/A	08/06/25	--	23,300,382.94	23,264,568.45	11/06/23
5	656120552	OF	New York	NY	Actual/360	2.983%	32,112.27	0.00	0.00	N/A	08/06/26	--	12,500,000.00	12,500,000.00	11/06/23
5A	656120548				Actual/360	2.983%	141,293.98	0.00	0.00	N/A	08/06/26	--	55,000,000.00	55,000,000.00	11/06/23
7	306881008	OF	New York	NY	Actual/360	3.500%	165,763.89	0.00	0.00	N/A	10/06/26	--	55,000,000.00	55,000,000.00	11/06/23
8	307011008	RT	New York	NY	Actual/360	4.150%	147,382.81	72,578.94	0.00	N/A	11/06/26	--	41,241,984.09	41,169,405.15	11/06/23
9	305591110	RT	Birch Run	MI	Actual/360	4.209%	18,122.08	0.00	0.00	N/A	02/06/26	--	5,000,000.00	5,000,000.00	11/06/23
9A	656100525				Actual/360	4.209%	108,732.50	0.00	0.00	N/A	02/06/26	--	30,000,000.00	30,000,000.00	11/06/23
9B	656120558				Actual/360	4.209%	36,244.17	0.00	0.00	N/A	02/06/26	--	10,000,000.00	10,000,000.00	11/06/23
10	656120592	OF	Portland	OR	Actual/360	3.522%	123,917.04	66,998.99	0.00	N/A	11/06/26	--	40,858,505.65	40,791,506.66	11/06/23
11	307011011	OF	Newark	NJ	Actual/360	4.450%	148,384.79	60,658.50	0.00	N/A	10/06/26	--	38,723,105.43	38,662,446.93	10/06/23
12	307011012	OF	New York	NY	Actual/360	3.199%	110,187.78	0.00	0.00	N/A	10/06/26	--	40,000,000.00	40,000,000.00	11/06/23
13	306881103	MU	Seattle	WA	Actual/360	3.524%	106,209.44	0.00	0.00	N/A	06/06/26	--	35,000,000.00	35,000,000.00	11/06/23
14	656120583	IN	Louisville	KY	Actual/360	4.194%	83,412.89	37,752.10	0.00	N/A	11/06/26	--	23,096,465.73	23,058,713.63	11/06/23
15	307011015	RT	Fort Worth	TX	Actual/360	4.500%	83,429.51	41,468.42	0.00	N/A	09/06/26	--	21,530,195.66	21,488,727.24	11/06/23
16	307011016	RT	Various	Various	Actual/360	4.750%	71,604.89	32,724.58	0.00	N/A	07/06/26	--	17,506,119.86	17,473,395.28	11/06/23
17	656120596	IN	San Antonio	TX	Actual/360	4.148%	53,588.83	23,197.11	0.00	N/A	11/06/26	05/06/26	15,002,939.15	14,979,742.04	11/06/23
18	304101684	MU	New York	NY	Actual/360	4.230%	57,369.38	0.00	0.00	N/A	11/06/26	--	15,750,000.00	15,750,000.00	11/06/23
19	304101677	RT	Germantown	MD	Actual/360	3.850%	51,386.81	0.00	0.00	N/A	11/06/26	--	15,500,000.00	15,500,000.00	11/06/23
20	304101681	OF	Stafford	TX	Actual/360	4.400%	41,122.78	31,087.26	0.00	N/A	11/06/26	--	10,853,519.08	10,822,431.82	11/06/23
21	656120569	LO	Orlando	FL	Actual/360	4.620%	34,979.94	16,404.09	0.00	N/A	11/06/26	--	8,792,611.26	8,776,207.17	11/06/23
23	304101671	LO	Hilton Head Island	SC	Actual/360	4.920%	35,394.57	22,599.28	0.00	N/A	10/06/26	--	8,354,343.04	8,331,743.76	11/06/23
24	307011024	IN	Valencia	CA	Actual/360	4.690%	29,821.26	13,693.84	0.00	N/A	10/06/26	--	7,384,039.20	7,370,345.36	11/06/23

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					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
25	307011025	SS	Various	MI	Actual/360	4.420%	27,150.99	13,757.36	0.00	N/A	11/06/26	--	7,133,525.15	7,119,767.79	11/06/23
26	656120584	OF	San Francisco	CA	Actual/360	4.560%	29,667.41	10,132.61	0.00	N/A	11/06/26	--	7,555,368.54	7,545,235.93	11/06/23
27	304101683	OF	New York	NY	Actual/360	4.420%	24,331.14	0.00	0.00	N/A	11/06/26	--	6,392,650.00	6,392,650.00	11/06/23
29	656120566	MU	Parker	CO	Actual/360	4.217%	15,646.30	12,698.03	0.00	N/A	10/06/26	--	4,308,724.88	4,296,026.85	11/06/23
Totals							2,966,526.64	563,194.58	0.00				862,385,245.50	861,822,050.92
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	17,454,231.90	8,707,870.40	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	24,993,579.94	12,503,858.22	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	15,136,784.00	9,113,626.00	01/01/19	09/30/19	11/06/23	45,360,321.86	4,315,592.18	25,001.77	2,229,189.90	10,102,241.50	0.00
3A	0.00	0.00	--	--	11/06/23	25,000,000.00	2,157,796.07	12,500.88	1,114,594.86	0.00	0.00
4	42,863,224.59	16,963,114.05	01/01/23	06/30/23	11/06/23	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	11/06/23	0.00	0.00	0.00	0.00	0.00	0.00
5	82,544,300.00	56,852,450.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	7,574,611.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,774,744.17	3,215,898.86	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	5,619,200.24	3,130,140.04	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	12,259,117.00	3,048,102.00	01/01/23	03/31/23	--	0.00	0.00	208,876.56	208,876.56	0.00	0.00
12	24,145,764.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	2,808,620.47	2,517,010.83	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,534,771.20	1,027,515.76	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	7,999,076.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	(21,042.91)	169,216.65	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,233,324.72	804,745.11	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,505,349.22	818,836.95	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,448,667.82	1,590,255.30	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	14,386,721.75	15,864,615.28	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	1,240,384.00	606,510.48	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	98,600.92	10,681.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	695,837.00	481,385.12	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	272,295,867.03	137,425,832.55				70,360,321.86	6,473,388.25	246,379.21	3,552,661.32	10,102,241.50	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/10/23	0	0.00	0	0.00	2	75,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.994503%	3.935548%	34
10/13/23	0	0.00	0	0.00	2	75,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.994733%	3.935772%	35
09/12/23	0	0.00	0	0.00	2	75,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.994978%	3.936010%	36
08/11/23	0	0.00	0	0.00	2	75,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.995205%	3.936231%	37
07/12/23	0	0.00	0	0.00	2	75,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.995430%	3.936451%	38
06/12/23	0	0.00	0	0.00	2	75,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.995672%	3.957023%	39
05/12/23	0	0.00	0	0.00	2	75,000,000.00	0	0.00	2	75,000,000.00	0	0.00	0	0.00	0	0.00	3.995895%	3.957258%	40
04/12/23	0	0.00	0	0.00	2	75,000,000.00	0	0.00	2	75,000,000.00	0	0.00	0	0.00	0	0.00	3.996134%	3.957510%	41
03/10/23	0	0.00	0	0.00	2	75,000,000.00	0	0.00	2	75,000,000.00	0	0.00	0	0.00	0	0.00	3.996354%	3.957742%	42
02/10/23	0	0.00	0	0.00	2	75,000,000.00	0	0.00	2	75,000,000.00	0	0.00	0	0.00	0	0.00	3.996624%	3.958026%	43
01/12/23	0	0.00	0	0.00	2	75,000,000.00	0	0.00	2	75,000,000.00	0	0.00	0	0.00	0	0.00	3.996842%	3.958255%	44
12/12/22	0	0.00	0	0.00	2	75,000,000.00	0	0.00	2	75,000,000.00	0	0.00	0	0.00	0	0.00	3.997059%	3.958484%	45
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	656120571	09/06/20	37	6	25,001.77	2,229,189.90	10,176,152.34	50,000,000.00	12/24/19	2
3A	656120576	09/06/20	37	6	12,500.88	1,114,594.86	0.00	25,000,000.00	12/24/19	2
11	307011011	10/06/23	0	B	208,876.56	208,876.56	0.00	38,723,105.65
Totals					246,379.21	3,552,661.32	10,176,152.34	113,723,105.65
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		69,793,705	69,793,705	0		0
25 - 36 Months		792,028,346	717,028,346	75,000,000		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-23	861,822,051	786,822,051	0	0	75,000,000	0
Oct-23	862,385,246	787,385,246	0	0	75,000,000	0
Sep-23	862,985,073	787,985,073	0	0	75,000,000	0
Aug-23	863,543,931	788,543,931	0	0	75,000,000	0
Jul-23	864,100,706	789,100,706	0	0	75,000,000	0
Jun-23	864,694,343	789,694,343	0	0	75,000,000	0
May-23	865,246,829	790,246,829	0	0	0	75,000,000
Apr-23	865,836,330	790,836,330	0	0	0	75,000,000
Mar-23	866,384,558	791,384,558	0	0	0	75,000,000
Feb-23	867,048,407	792,048,407	0	0	0	75,000,000
Jan-23	867,592,115	792,592,115	0	0	0	75,000,000
Dec-22	868,133,795	793,133,795	0	0	0	75,000,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	656120571	50,000,000.00	50,000,000.00	84,000,000.00	05/16/23	8,142,868.00	0.93710	09/30/19	11/06/26	I/O
3A	656120576	25,000,000.00	25,000,000.00		--	7,167,333.67	1.75000	--	11/06/26	I/O
4	656100530	46,529,136.86	46,529,136.86	700,000,000.00	07/20/16	16,771,928.55	1.31230	06/30/23	08/06/25	276
4A	656100532	23,264,568.45	23,264,568.45		--	13,521,892.67	1.44000	--	08/06/25	276
Totals		144,793,705.31	144,793,705.31	784,000,000.00		45,604,022.89

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	656120571	RT	NY	12/24/19	2

The loan transferred to special servicing on 12/24/2019 due to imminent monetary default. The collateral consists of a 248,457 sf (8-unit) retail condo located at 229 W. 43rd Street (Times Square), NYC. Legal counsel has been engaged and a foreclosure act ion has been filed. A Receiver was appointed in March 2021 and CBRE was engaged for property management and leasing.

3A	656120576	Various	Various	12/24/19	2

The loan transferred to special servicing on 12/24/2019 due to imminent monetary default. The collateral consists of a 248,457 sf (8-unit) retail condo located at 229 W. 43rd Street (Times Square), NYC. Legal counsel has been engaged and a foreclosure act ion has been filed. A Receiver was appointed in March 2021 and CBRE was engaged for property management and leasing.

4	656100530	OF	IL	06/21/23	1

Loan transferred to Special Servicing effective 6/21/2023 for Imminent Monetary Default. The loan collateral is a 2.2MM SF, two building office tower complex located in the east loop submarket of downtown Chicago, IL. Inspection performed in

August 2 023 reported the property to be in good condition. Per the most recent rent roll, the property is 76% leased, which is down from 89% leased at year end 2019. Occupancy is expected to further decrease due to known tenant vacates over the next few year s. Strategy is to pursue a loan modification while monitoring the loan.

4A	656100532	Various	Various	06/21/23	1

Loan transferred to Special Servicing effective 6/21/2023 for Imminent Monetary Default. The loan collateral is a 2.2MM SF, two building office tower complex located in the east loop submarket of downtown Chicago, IL. Inspection performed in

August 2 023 reported the property to be in good condition. Per the most recent rent roll, the property is 76% leased, which is down from 89% leased at year end 2019. Occupancy is expected to further decrease due to known tenant vacates over the next few year s. Strategy is to pursue a loan modification while monitoring the loan.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
15	307011015	22,670,369.70	4.50000%	22,670,369.70 4.50000%		10	05/06/20	05/01/20	07/06/21
Totals		22,670,369.70		22,670,369.70
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
30	307011030 04/10/20	4,610,051.05	6,850,000.00	4,859,988.15	68,036.26	4,859,988.15	4,791,951.89	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		4,610,051.05	6,850,000.00	4,859,988.15	68,036.26	4,859,988.15	4,791,951.89	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	12/10/21	16,060.96	0.00	0.00	0.00	0.00	16,060.96	0.00	0.00	1,023,365.74
		07/10/20	0.00	0.00	0.00	(1,007,304.78)	0.00	1,007,304.78	0.00	0.00
		05/12/20	0.00	0.08	0.00	0.00	0.00	0.00	0.00	0.00
		02/10/17	0.00	0.28	0.00	0.00	0.00	0.00	0.00	0.00
30	307011030	04/10/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			16,060.96	0.36	0.00	(1,007,304.78)	0.00	1,023,365.74	0.00	0.00	1,023,365.74

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	10,763.89	0.00	0.00	146,690.87	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	5,381.94	0.00	0.00	73,345.44	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	291.86	0.00	0.00	0.00
Total	0.00	0.00	16,145.83	0.00	0.00	220,036.31	0.00	0.00	291.86	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		236,474.00

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Supplemental Notes
EU Securitization Retention Compliance

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention Compliance" tab for the CD 2016-CD2 transaction, certain

Information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant and theHedging Covenant under the EU Securitization Retention Requirements. Investors should refer to the Certificate

Administrator's website for all such information.

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